Salaries and welfare charges (Tables)	12 Months Ended
Dec. 31, 2021
Salaries and welfare charges
Schedule of salaries and welfare charges
	December 31, 2021	December 31, 2020	December 31, 2019
Salaries	31,342	15,258	10,311
Accrued vacation and charges	83,750	50,064	33,983
Bonus	72,810	52,312	26,015
Withholding income tax	20,604	10,604	7,519
Payroll charges (social contributions)	18,124	5,929	4,051
Others	7,543	7,627	6,029
Total	234,173	141,794	87,908

Schedule of the movement of the bonus accrual

The table below shows the movement of the bonus accrual:

2021
	Balance as of January 1, 2021	Addition	Payment	Effect of movements in exchange rates	Balance as of December 31, 2021
Bonus	52,312	65,603	(50,402)	5,297	72,810

2020
	Balance as of January 1, 2020	Addition	Payment	Effect of movements in exchange rates	Balance as of December 31, 2020
Bonus	26,015	51,916	(28,667)	3,048	52,312

2019
	Balance as of January 1, 2019	Addition	Payment	Effect of movements in exchange rates	Balance as of December 31, 2019
Bonus	20,466	26,033	(21,024)	540	26,015